Offsets	Mar. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Colliers International Group Inc.
Form or Filing Type	F-10
File Number	333-277184
Initial Filing Date	Feb. 20, 2024
Fee Offset Claimed	$ 59,383.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 402,323,848.24
Termination / Withdrawal Statement	The registration statement on Form F-10 previously filed by the Registrant on February 20, 2024 (the "Prior Registration Statement") registered an indeterminate number of Subordinate Voting Shares, Preference Shares, Warrants, Units, Debt Securities and Subscription Receipts of the Registrant as had an aggregate initial offering price not to exceed US$750,000,000. An aggregate amount of $110,700 in registration fees was payable in connection therewith. A total of $404,977,575 of the $750,000,000 registered under the Prior Registration Statement remains unused, and as indicated in the table above, the Registrant is carrying over unused registration fees associated with a portion of that amount from the Prior Registration Statement to this Registration Statement which results in a fee offset of $59,383.00. The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Colliers International Group Inc.
Form or Filing Type	F-10
File Number	333-277184
Filing Date	Feb. 20, 2024
Fee Paid with Fee Offset Source	$ 59,383.00